LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of operating lease

	December 31,
Operating leases	2024	2023
Assets
ROU operating lease assets	$449,556	$496,685

Liabilities
Current portion of operating lease	$80,400	$80,400
Operating lease, net of current portion	447,009	496,335
Total operating lease liabilities	$527,409	$576,735

Schedule of weighted average remaining lease term and discount rate
	December 31,
Operating leases	2024	2023
Weighted average remaining lease term (years)	7.75	7.25
Weighted average discount rate	6.00%	6.00%

Schedule of future minimum operating lease payments

Years Ended December 31,
2024	82,597
2025	84,726
2026	86,853
2027 and later	482,474
Total lease payments	736,650
Less imputed interest	(209,241)
Total lease obligations	527,409
Less current lease obligations	(80,400)
Long-term lease obligations	$447,009